Segment disclosure (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of detailed information about geographic revenues segment reporting [Table Text Block]
	North America (i)	South America	Australia	Africa	Europe	Total
	$	$	$	$	$	$

2023

Royalties	158,562	1,428	154	286	-	160,430
Streams	34,580	31,236	10,259	-	10,815	86,890

	193,142	32,664	10,413	286	10,815	247,320

2022

Royalties	140,488	1,257	69	2,252	-	144,066
Streams	39,701	23,948	892	-	9,202	73,743

	180,189	25,205	961	2,252	9,202	217,809

(i) 91% of North America's revenues are generated from Canada in 2023 (91% in 2022).

Disclosure of detailed information about geographic net assets [Table Text Block]
	North America (i)	South America	Australia	Africa	Asia	Europe	Total
	$	$	$	$	$	$	$

December 31, 2023

Royalties	638,871	182,858	11,257	71,809	-	14,868	919,663
Streams	185,912	163,149	194,267	-	29,494	46,379	619,201
Offtakes	-	-	9,348	-	4,899	-	14,247

	824,783	346,007	214,872	71,809	34,393	61,247	1,553,111

December 31, 2022

Royalties	664,985	157,552	17,345	24,228	-	14,965	879,075
Streams	225,517	177,853	-	-	30,203	51,017	484,590
Offtakes	-	-	9,572	-	5,016	-	14,588

	890,502	335,405	26,917	24,228	35,219	65,982	1,378,253

(i) 80% of North America's net interests are located in Canada as at December 31, 2023 (81% as at December 31, 2022).